Trade Accounts Receivable, Net - Disclosure of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Balance at the beginning of the period		$ 2,114
Balance at the end of the period		2,189	$ 2,114
Trade receivables [member]
Disclosure of financial assets [line items]
Balance at the beginning of the period		2,114	1,375	$ 1,193
Effect of adoption of IFRS 9			468
Adjusted balance at the beginning of the period		2,114	1,843	1,193
Allowance for the period		709	348	530
Additions (write-offs) of uncollectible accounts	[1]	(269)	(402)	(400)
Addition from business combinations			1	86
Effects of changes in foreign exchange rates		(365)	324	(32)
Effect of Venezuela deconsolidation				(2)
Balance at the end of the period		$ 2,189	$ 2,114	$ 1,375

[1]	In 2018, includes the effect of Coca-Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.